UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		May 10, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 184840


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
AEGON NV              COM            7924103     10441   1392200   SH       SOLE              1392200
CHINA YUCHAI INTL LTD COM            G21082105   58645   1999496   SH       SOLE              1999496
CHIQUITA BRANDS INTL ICOM            170032809   14831    966835   SH       SOLE              966835
CORINTHIAN COLLEGES INCOM            218868107    4134    935321   SH       SOLE              935321
GANNET CO INC         COM            364730101   14197    932200   SH       SOLE              932200
HUANENG POWER INTL    ADR            443304100    7877    335340   SH       SOLE              335340
LG DISPLAY CO LTD     COM            50186V102    1884    119800   SH       SOLE              119800
QIAO XING MOBILE COMM COM            G73031109   18720   4577027   SH       SOLE              4577027
QIAO XING UNIV RESOURCCOM            G7303A109    4263   2049995   SH       SOLE              2049995
SUNTECH POWER HOLDINGSADR            86800C922   13917   1411500   SH       SOLE              1411500
UTSTARCOM INC         COM            918076100   32702  13915890   SH       SOLE              13915890
YUCHENG TECHNOLOGIES LCOM            G98777108    3229    805470   SH       SOLE              805470
                                                184840

</SEC-DOCUMENT>